Accumulated losses/ Retained earnings (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Accumulated losses
Balance at beginning	$ (39,649)	$ (24,432)	$ (24,432)	$ (18,239)
Loss during the half-year	(281,486)	(3,937)	(15,217)	(6,193)
Balance at ending	$ (321,135)	$ (28,369)	$ (39,649)	$ (24,432)